EARNINGS FROM ASSOCIATES	12 Months Ended
Dec. 31, 2025
Disclosure of associates [abstract]
EARNINGS FROM ASSOCIATES
4. EARNINGS FROM ASSOCIATES

	2025	2024	2023
	£m	£m	£m
Share of profits of associates (note 13)	37	34	25
Dividends received from nil carrying value associates	2	2	45
Earnings from associates	39	36	70
Earnings from associates was £39 million in 2025 (2024: £36 million, 2023: £70 million). This includes £2 million of non-refundable distributions received from Kantar (2024: £2 million, 2023: £45 million), which are recorded in the income statement given the Group's balance sheet investment in Kantar is nil. The carrying value of the Kantar investment is nil as the share of accumulated losses exceeds the Group's interest in Kantar. No further losses are being recognised, and the Group will only resume recognising its share of profits after its share of profits equals the share of losses not previously recognised.